Investment Strategy - Templeton Emerging Markets Debt ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market debt securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to emerging market debt securities. The Fund invests predominately in (i) fixed and floating-rate debt securities and obligations issued by government and government-related issuers in emerging market countries and (ii) debt obligations denominated in emerging market currencies issued by supranational entities. Debt securities may be U.S. dollar denominated or denominated in the local currency or in another currency. “Emerging market countries” are countries considered to be emerging markets (including frontier markets) by: (i) the International Monetary Fund or the United Nations; (ii) countries included as emerging or frontier markets by S&P Dow Jones, Morgan Stanley Capital International or FTSE Russell index providers; or (iii) countries in the J.P. Morgan Emerging Markets Bond Index - Global Diversified (EMBIG Diversified) or J.P. Morgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) fixed income indexes.

Under normal market conditions, the Fund invests at least 50% of its net assets in U.S. dollar denominated and euro denominated debt securities issued by emerging market countries included in the J.P. Morgan EMBI Global Diversified Index, as well as in derivative instruments providing exposure to such issuers. To the extent that the Fund invests in euro denominated debt securities, its euro currency exposure may be hedged back to the U.S. dollar.

The Fund may also invest in: (i) government and government-related debt securities of emerging market countries that are denominated and issued in the local currency or in another currency; (ii) debt obligations issued by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development or the European Investment Bank, that are denominated in emerging market currencies; (iii) various derivative instruments as described below; and (iv) cash and cash equivalents.

The Fund may buy debt securities rated in any category, including below investment grade securities (also known as “junk bonds”), securities in default and unrated debt securities. The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment goal, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards and currency options. The Fund may maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies, which may include emerging market, U.S. or developed market currencies.

The Fund may also enter into interest rate swaps and various other transactions involving derivatives, including fixed income total return swaps, credit default swaps, credit default index swaps, and credit-linked notes. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected interest rates, countries, durations or credit risks.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

When choosing investments and weightings for the Fund, the investment manager will allocate the Fund’s assets based on several factors, including: its assessment of market, political and economic conditions; the issuer’s weighting in reference indices within the emerging market sovereign bond universe; and the potential impact to the Fund’s performance and risk metrics, relative to such reference indices. No one index is representative of the Fund’s portfolio. In evaluating a debt instrument, the investment manager will consider interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in emerging market debt securities and in derivatives and other instruments that have economic characteristics and provide investment exposure similar to emerging market debt securities.